Taxation - Deferred tax assets and liabilities & withholding income tax (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Deferred tax assets:
Contract liabilities, primarily for advanced payments from online games customers		¥ 1,009,624	¥ 776,719
Accruals		654,348	641,198
Depreciation of fixed assets		4,883	11,557
Amortization of intangible assets		2,217	4,331
Net operating tax loss carry forward		3,781,233	3,513,019
Deferred tax assets , gross		5,452,305	4,946,824
Less: valuation allowance		(3,971,516)	(3,648,870)	¥ (3,255,854)
Total		1,480,789	1,297,954
Deferred tax liabilities:
Withholding income tax		1,947,190	1,257,552
Others		178,930	88,322
Total		2,126,120	1,345,874
Movement of the aggregate valuation allowances for deferred tax assets
Balance at the beginning of the period		3,648,870	3,255,854	2,148,879
Provision for the year		322,646	393,016	1,106,975
Balance at the end of the period		¥ 3,971,516	3,648,870	3,255,854
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its non-resident enterprise investors (as a percent)	10.00%	10.00%
Lower withholding income tax rate on dividend applied, if the non-resident enterprise investor is registered in Hong Kong with at least 25% equity interest in the PRC enterprise and meets the relevant conditions or requirements (as a percent)	5.00%	5.00%
Minimum equity interest in PRC entities (as a percent)	25.00%	25.00%
Accrued withholding tax liabilities		¥ 2,144,400	1,124,400	¥ 1,056,900	$ 310.9
Unrecognized deferred tax liabilities related to undistributed earnings of the Group's PRC subsidiaries			¥ 1,104,200